Offsets	Jun. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Gifts International Holdings Limited
Form or Filing Type	F-1
File Number	333-287861
Initial Filing Date	Jun. 06, 2025
Fee Offset Claimed	$ 1,056.39
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares with no par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 6,900,000.00
Termination / Withdrawal Statement	The Registrant has withdrawn such prior registration statement that included the unsold securities under such prior registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Gifts International Holdings Limited
Form or Filing Type	F-1
File Number	333-287861
Filing Date	Jun. 06, 2025
Fee Paid with Fee Offset Source	$ 1,056.39